UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Northern Cross Investments, Ltd.
Address:	48 Par-La-Ville Road
		Suite 577
		Hamilton, Bermuda  HM11

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Hakan Castegren
Title:	President
Phone:	617-951-0004
Signature, Place, and Date of Signing:

Hakan Castegren	Hamilton, Bermuda		August 10,1999


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		11

Form 13F Information Table Value Total:		$864,185



List of Other Included Managers:			None
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                                                  FORM 13F INFORMATION TABLE



      Column 1         Column 2   Column 3Column  Column 5          Column 6   Column 7  Column8

                                           VALUE  SHARES/  SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
   NAME OF ISSUER    TITLE OF CLAS CUSIP  (x$1000 PRN AMT  PRNCALL DISCRETION  MANAGERS    SOLE   SHARED NONE

Banco Comm Portuges SSpsrd ADR New05974930 12,985   503,062sh         Sole                 503,062
Cadbury Schweppes PLCADR          12720930 22,902   860,162sh         Sole                 860,162
Ericsson L M Tel Co. ADR CL B SEK129482140 47,825 1,452,000sh         Sole               1,452,000
Smithkline Beecham PLADR Rep Eq UT83237840151,944 2,300,000sh         Sole               2,300,000
Sony Corp            ADR New      83569930 16,556   150,000sh         Sole                 150,000
Royal Dutch Pete Co  NY Reg GLDR 578025770161,229 2,676,000sh         Sole               2,676,000
Rio Tinto            Spsrd ADR    74974K70  1,788    26,583sh         Sole                  26,583
News Corp            ADR          65248770159,996 4,530,000sh         Sole               4,530,000
Anglo American       ADR          03486130110,529 2,314,750sh         Sole               2,314,750
Gencor               ADR          36868120 24,511 8,910,000sh         Sole               8,910,000
Billiton             ADR             09017153,92044,550,000sh         Sole              44,550,000


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